Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Number of reportable segments	2
Customer One | Leases Billing | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	20.00%	20.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	17.00%
Customer Two | Leases Billing | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	19.00%	17.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	11.00%
Customer Three | Leases Billing | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	13.00%	12.00%
Customer Three | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%